Commitments and Contingent Liabilities (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Commitments and Contingent Liabilities (Details) [Line Items]
Customer prepayments	$ 326.4		$ 368.1
Defense costs (in Dollars)		$ 50
Interest and penalties	89.6
Value of reassessed revenue	$ 11.6
Outstanding percentage	50.00%	50.00%
Outstanding amount percentage	50.00%	50.00%
Canadian Tax Authorities [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Value of reassessed revenue	$ 13.1